PREFERRED SHARES	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
PREFERRED SHARES	PREFERRED SHARES
As at December 31, 2024, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited (wholly owned subsidiaries of Brookfield Infrastructure) have issued 196,000, 1 and 400,000 preferred shares, respectively, to subsidiaries of Brookfield, for proceeds of $5 million, $5 million and $10 million, respectively. Each preferred share is non-voting and is redeemable at $25 per share except in the case of the preferred share issued by Brookfield Infrastructure US Holdings I Corporation, which is redeemable for $5 million. Each of these preferred shares is redeemable, together with any accrued and unpaid dividends, at the option of the issuer on or after the tenth anniversary of the date of issue, subject to certain restrictions. Further, these preferred shares entitle the holders thereof to a fixed cumulative 6% preferential cash dividend payable quarterly as and when declared by the issuer’s board of directors. At December 31, 2024, there were no dividends in arrears (2023: $nil).